Leases	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Leases
23. Leases

a) Significant Individual Lease Arrangements

TAK leases road and port facilities from the Alaska Industrial Development and Export Authority, through which it ships all concentrates produced at the Red Dog mine. The lease requires TAK to pay a minimum annual user fee of US$6 million until 2040. As at December 31, 2024, the related lease liability was $89 million (2023 – $85 million).

QBSA entered into a contract with Transelec S.A. to lease an electrical power transmission system to connect the QB project with the Chilean national power grid. In the fourth quarter of 2023, the Chilean National Electric Coordinator issued the certificate that approves the entry into operation for the transmission system, leading to the commencement date of the lease. The lease requires QBSA to pay approximately US$23 million per year, escalating by 2.2% annually. As at December 31, 2024, the related lease liability was $465 million (2023 – $428 million). The corresponding right-of-use asset was $466 million (2023 – $447 million).
23. Leases (continued)

b) Right-of-Use Assets

Our significant lease arrangements include contracts for leasing office premises, mining equipment, railcars, road and port facilities and electrical power transmission systems. As at December 31, 2024, $1.0 billion (2023 – $1.1 billion) of right-of-use assets are recorded as part of land, buildings, plant and equipment within property, plant and equipment.

(CAD$ in millions)	2024	2023
Opening net book value	$1,108	$612
Additions	187	673
Depreciation	(137)	(147)
Changes in foreign exchange rates and other	49	(30)
Sale of steelmaking coal business	(196)	—
Closing net book value	$1,011	$1,108

c) Lease Liability Continuity

(CAD$ in millions)	2024	2023
At January 1	$1,061	$571
Cash flows
Principal payments	(120)	(160)
Interest payments	(52)	(31)
Non-cash changes
Additions	182	674
Interest expense	49	31
Changes in foreign exchange rates and other	40	(24)
Sale of steelmaking coal business	(209)	—
At December 31	$951	$1,061
Less current portion of lease liabilities	(175)	(195)
Non-current lease liabilities	$776	$866